SCHEDULE OF DIGITAL ASSETS (Details) (Parenthetical) - Ledn cayman SEZC inc [member] - Bitcoin [member]	12 Months Ended
Dec. 31, 2025 USD ($) Bitcoin
IfrsStatementLineItems [Line Items]
Notional amount	$ 12,040,000.00
Borrowings number of monthly installments	12 months
Outstanding principal loan balance	$ 7,900,000
Interest payable	$ 610,498
Number of digital assets sold or repledged as collateral | Bitcoin	154
Top of range [member]
IfrsStatementLineItems [Line Items]
Interest rate	3.15%
Borrowings, interest rate	11.50%
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Borrowings, interest rate	10.40%